STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 10- STOCK OPTIONS AND WARRANTS

2012 and 2014 Equity Compensation Plans

In January 2012, our board of directors and stockholders authorized the 2012 Equity Compensation Plan, which we refer to as the 2012 Plan, covering 3,000,000 shares of our Class A common stock. On November 5, 2014 our board of directors approved the adoption of our 2014 Equity Compensation Plan (the " 2014 Plan ") and reserved 3,000,000 shares of our Class A common stock for grants under this plan. The purpose of the 2012 and 2014 Plans is attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to our employees, directors and consultants and to promote the success of our company's business. The 2012 and 2014 Plans are administered by our board of directors. Plan options may either be:

·	incentive stock options (ISOs),
·	non-qualified options (NSOs),
·	awards of our common stock,
·	stock appreciation rights (SARs),
·	restricted stock units (RSUs),
·	performance units,
·	performance shares, and
·	other stock-based awards.

Any option granted under the 2012 or 2014 Plans must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The exercise price of any NSO granted under the 2012 or 2014 Plans is determined by the Board at the time of grant, but must be at least equal to fair market value on the date of grant. The term of each plan option and the manner in which it may be exercised is determined by the board of directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. The terms of grants of any other type of award under the 2012 or 2014 Plans is determined by the Board at the time of grant. Subject to the limitation on the aggregate number of shares issuable under the plans, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.

Transactions involving our stock options are summarized as follows:

	2015		2014
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	2,345,000	$1.26	426,000	$1.04
Granted during the period	597,000	1.69	2,427,000	1.32
Exercised during the period	—	—	—	—
Terminated during the period	(558,000)	1.13	(508,000)	1.35
Outstanding at end of the period	2,384,000	$1.40	2,345,000	$1.26
Exercisable at end of the period	494,163	$1.20	177,171	$1.13

At December 31, 2015 options outstanding totaled 2,384,000 with a weighted average exercise price of $1.40. At December 31, 2015 these options had an intrinsic value of $963,184 and a weighted average remaining contractual term of 5.6 years. Of these options, 494,163 are exercisable at December 31, 2015, with an intrinsic value of $295,550 and a remaining weighted average contractual term of 3.6 years. Compensation cost related to the unvested options not yet recognized is $756,643 at December 31, 2015. We have estimated that approximately $321,000 will be recognized during 2016.

The weighted average remaining life of the options is 5.6 years.

Transactions involving our common stock awards are summarized as follows:

	2015	2014
	Number	Number
Outstanding at beginning of the period	838,792	650,002
Granted during the period	220,000	545,455
Vested during the period	(457,499)	(316,665)
Terminated during the period	(85,456)	(40,000)
Unvested at end of the period	515,837	838,792

Unrecognized compensation cost related to our common stock awards is $532,597 at December 31, 2015. We have estimated that we will recognize future compensation expense as follows: 2016, $306,000; 2017, $134,000; 2018, $93,000.

Transactions involving our stock warrants are summarized as follows:

	2015		2014
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	9,269,346	$1.16	3,460,000	$1.00
Granted during the period	882,001	1.50	5,809,346	1.26
Exercised during the period	—	—	—	—
Terminated during the period	—	—	—	—
Outstanding at end of the period	10,151,347	$1.19	9,269,346	$1.16
Exercisable at end of the period	10,151,347	$1.19	9,269,346	$1.16

The weighted average remaining life of the warrants is 2.1 years.